Putnam Mortgage Securities Fund
The fund's portfolio
6/30/21 (Unaudited)

MORTGAGE-BACKED SECURITIES (79.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (37.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.50%, 4/15/37	$211,712	$391,667
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.153%, 5/15/35	813,524	1,342,315
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.529%, 11/15/35	437,714	779,131
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.641%, 3/15/35	1,835,686	2,569,961
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.759%, 6/15/34	472,972	577,026
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.177%, 11/15/42	2,340,666	272,771
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.077%, 2/15/45	5,167,151	950,182
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 8/25/50	11,945,865	2,278,814
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.977%, 4/15/44	14,567,337	2,589,751
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.909%, 2/25/50	7,549,284	1,404,482
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.909%, 12/25/49	9,371,756	1,879,253
REMICs Ser. 5018, Class QI, IO, 5.00%, 10/25/50	11,576,121	1,643,340
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,488,602	304,209
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,234,223	126,472
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,348,475	101,387
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	12,563,008	2,035,331
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	8,451,908	1,293,818
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	4,460,874	477,648
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	2,763,960	345,495
REMICs Ser. 4425, IO, 4.00%, 1/15/45	3,466,954	392,459
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	4,311,278	477,603
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	4,008,501	576,703
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	4,446,039	240,594
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	3,188,280	196,274
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	1,597,085	133,254
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 3.701%, 7/25/43(WAC)	12,840	13,800
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	17,436,409	2,628,809
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	8,782,699	930,790
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	2,172,323	315,382
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	5,002,637	638,224
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	829,671	49,614
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.452%, 10/25/43(WAC)	7,525	9,490
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	4,843,818	484,382
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	4,378,404	443,835
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	6,875,545	517,247
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	8,056,279	561,950
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	5,475,066	439,104
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	3,099,970	194,703
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	3,453,099	156,940
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.442%, 11/15/28(WAC)	555,736	7,669
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	2,521,274	25,213
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	3,988,427	29,913
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	1,534,767	1,420,071
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,883	2,624
REMICs Ser. 3391, PO, zero %, 4/15/37	38,976	36,442
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	20,388	19,164
REMICs Ser. 3210, PO, zero %, 5/15/36	3,379	3,278
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	17,784	16,006
Strips Ser. 315, PO, zero %, 9/15/43	10,481,626	9,521,007
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.351%, 7/25/36	233,938	449,160
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 27.043%, 5/25/35	589,754	830,924
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.231%, 3/25/36	308,278	508,900
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.865%, 6/25/37	340,360	599,033
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.948%, 2/25/38	1,257,498	1,652,243
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.84%, 12/25/35	540,931	784,350
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.717%, 5/25/40	698,507	852,178
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.509%, 10/25/41	505,889	59,330
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.159%, 7/25/48	6,530,092	1,368,968
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.159%, 6/25/48	18,569,562	3,673,184
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.159%, 3/25/48	7,706,239	1,417,554
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.059%, 1/25/48	10,717,003	1,789,288
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.059%, 11/25/46	18,424,854	3,626,616
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 6/25/50	8,449,947	1,778,677
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 11/25/46	20,885,073	4,179,882
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 11/25/46	28,623,147	5,653,072
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 8/25/46	13,474,824	2,466,620
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	7,213,687	1,583,938
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 9/25/49	15,607,709	2,588,178
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 8/25/49	10,313,492	1,769,564
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 3/25/46	13,935,443	2,637,305
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.909%, 11/25/49	3,321,509	847,616
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.859%, 1/25/50	22,357,689	4,393,577
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	5,214,170	945,068
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	6,300,963	1,161,961
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	12,648,103	2,248,800
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	8,394,224	1,157,362
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	7,284,920	1,225,906
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	5,154,521	799,670
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	17,325,858	2,740,798
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	6,143,416	919,107
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	7,809,941	1,587,642
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	2,274,168	262,669
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	2,951,112	355,521
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	1,991,824	129,469
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	3,850,183	303,997
REMICs FRB Ser. 03-W14, Class 2A, 3.918%, 1/25/43(WAC)	9,865	10,328
Trust FRB Ser. 03-W3, Class 1A4, 3.593%, 8/25/42(WAC)	21,185	22,492
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	24,171,864	2,541,345
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	23,335,699	1,634,666
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	7,948,976	792,115
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	2,818,275	152,950
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	3,848,680	428,054
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	3,997,856	306,461
REMICs Trust FRB Ser. 04-W7, Class A2, 3.46%, 3/25/34(WAC)	2,791	3,064
Trust FRB Ser. 04-W2, Class 4A, 3.301%, 2/25/44(WAC)	6,694	7,036
REMICs FRB Ser. 03-W11, Class A1, 3.083%, 6/25/33(WAC)	273	278
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	14,224,916	1,357,484
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	12,274,976	1,673,533
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	3,411,536	310,508
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	6,411,966	577,077
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	3,470,411	335,377
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,653,315	91,825
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,639,864	83,059
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	3,209,183	122,267
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	3,941,382	213,915
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,517,651	28,163
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	2,052,517	42,320
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,498,027	41,245
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,938,432	83,002
REMICs Trust Ser. 98-W5, Class X, IO, 0.584%, 7/25/28(WAC)	1,111,478	32,011
REMICs FRB Ser. 01-50, Class B1, IO, 0.379%, 10/25/41(WAC)	2,358,779	10,615
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.342%, 8/27/36	25,120,382	23,393,218
REMICs Ser. 01-79, Class BI, IO, 0.269%, 3/25/45(WAC)	1,259,141	6,296
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	49,139	40,786
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	140,835	132,382
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	92,835	84,480
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	4,967	4,619
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,018	916
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,477	1,358
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,408	2,264
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	18,303	16,888
REMICs Trust Ser. 98-W2, Class X, IO, zero %, 6/25/28(WAC)	3,627,063	117,880
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.607%, 12/20/43	4,383,230	866,389
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.507%, 4/20/38	5,850,077	1,375,004
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 8/20/50	7,747,319	1,680,238
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 5/20/51	20,503,994	2,697,915
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 9/20/50	12,871,517	2,419,459
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 6/20/48	6,894,407	1,045,829
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 10/20/47	7,207,374	1,319,850
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 6/20/43	10,934,448	2,139,523
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.075%, 1/16/44	7,945,229	1,412,590
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.075%, 9/16/43	8,595,266	1,574,908
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 5/20/49	10,967,783	1,582,806
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 2/20/40	706,898	124,591
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 8/20/49	7,926,128	1,180,272
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 6/20/46	5,539,854	1,058,646
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	4,889,176	1,004,679
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 2/20/50	2,090,924	253,456
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 10/20/49	10,016,052	2,687,955
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 9/20/49	12,112,823	1,797,744
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 8/20/49	671,853	96,891
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 6/20/49	487,731	62,547
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.907%, 10/20/49	9,759,884	3,413,207
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.507%, 8/20/44	5,273,555	923,476
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	4,624,180	896,315
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	100,054	14,657
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	5,403,994	979,042
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	3,858,056	651,356
Ser. 14-76, IO, 5.00%, 5/20/44	3,309,886	560,778
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	4,272,356	581,711
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,852,499	328,819
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	9,398,143	1,713,657
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,573,165	288,628
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	7,775,487	1,450,595
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	4,638,532	853,954
Ser. 18-1, IO, 4.50%, 1/20/48	7,215,046	1,073,885
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	927,899	94,553
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	5,607,715	865,435
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	7,343,999	1,230,577
Ser. 12-129, IO, 4.50%, 11/16/42	3,578,212	649,660
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,689,134	280,972
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	5,023,636	442,373
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	7,310,302	1,204,519
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,031,510	336,143
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,181,045	181,645
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	5,369,682	933,925
Ser. 18-72, Class IB, IO, 4.00%, 4/20/46	11,116,454	1,499,462
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	4,274,789	529,035
Ser. 15-94, IO, 4.00%, 7/20/45	12,730,651	2,227,864
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,720,358	849,665
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	984,274	142,591
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	5,530,270	387,939
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	5,988,213	952,485
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,760,873	249,517
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	4,630,375	712,857
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	8,397,967	1,421,776
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,145,268	312,311
Ser. 14-104, IO, 4.00%, 3/20/42	6,146,891	760,527
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	584,196	6,440
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	354,659	5,993
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	7,599,942	880,569
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	15,392,891	2,212,337
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	2,160,341	51,416
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,379,270	229,338
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	3,856,171	324,612
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	3,646,402	321,840
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,930,954	193,327
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,021,999	97,570
Ser. 12-136, IO, 3.50%, 11/20/42	7,647,862	1,126,354
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	8,502,511	619,153
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,778,158	109,040
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,465,490	225,257
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	1,149,098	4,840
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	4,363,624	143,268
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,441,916	64,886
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	1,753,800	41,018
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	2,101,030	29,906
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	1,106,602	30,432
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	3,039,391	227,954
Ser. 16-H18, Class QI, IO, 2.727%, 6/20/66(WAC)	19,458,569	1,538,609
Ser. 16-H13, Class IK, IO, 2.64%, 6/20/66(WAC)	19,744,300	2,115,385
Ser. 17-H25, Class AI, IO, 2.576%, 12/20/67(WAC)	7,364,804	602,853
Ser. 18-H02, IO, 2.539%, 1/20/68	8,766,910	732,107
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	24,792,175	3,004,908
Ser. 16-H24, Class KI, IO, 2.479%, 11/20/66(WAC)	9,793,486	855,236
Ser. 17-H04, Class BI, IO, 2.471%, 2/20/67(WAC)	15,063,020	1,317,698
Ser. 17-H08, Class EI, IO, 2.418%, 2/20/67(WAC)	17,029,914	1,450,915
Ser. 18-H05, Class ID, IO, 2.403%, 3/20/68(WAC)	8,050,261	701,637
Ser. 16-H04, Class HI, IO, 2.388%, 7/20/65(WAC)	15,539,321	839,123
Ser. 18-H04, Class JI, IO, 2.375%, 3/20/68(WAC)	17,221,523	1,405,276
Ser. 16-H23, Class NI, IO, 2.369%, 10/20/66(WAC)	32,223,744	2,432,893
Ser. 16-H27, Class GI, IO, 2.349%, 12/20/66(WAC)	23,991,387	2,389,950
Ser. 17-H08, Class GI, IO, 2.334%, 2/20/67(WAC)	13,197,612	1,427,361
Ser. 18-H02, Class IM, IO, 2.331%, 2/20/68(WAC)	12,187,951	1,209,288
Ser. 17-H25, Class CI, IO, 2.307%, 12/20/67(WAC)	20,805,369	2,083,179
Ser. 18-H01, Class XI, IO, 2.306%, 1/20/68(WAC)	16,780,789	1,754,717
Ser. 16-H07, Class PI, IO, 2.293%, 3/20/66(WAC)	28,333,863	2,635,786
FRB Ser. 15-H16, Class XI, IO, 2.273%, 7/20/65(WAC)	10,855,106	882,520
Ser. 17-H08, Class NI, IO, 2.262%, 3/20/67(WAC)	14,072,560	1,061,071
Ser. 17-H14, Class JI, IO, 2.252%, 6/20/67(WAC)	7,611,877	792,206
Ser. 17-H20, Class AI, IO, 2.228%, 10/20/67(WAC)	29,787,098	2,680,839
Ser. 17-H06, Class MI, IO, 2.228%, 2/20/67(WAC)	24,077,519	1,748,293
Ser. 17-H03, Class KI, IO, 2.219%, 1/20/67(WAC)	22,902,610	2,377,291
Ser. 16-H17, Class DI, IO, 2.216%, 7/20/66(WAC)	20,309,018	1,435,969
Ser. 16-H24, Class JI, IO, 2.209%, 11/20/66(WAC)	5,213,269	439,718
Ser. 15-H20, Class CI, IO, 2.197%, 8/20/65(WAC)	26,012,829	2,130,451
Ser. 17-H25, IO, 2.163%, 11/20/67(WAC)	12,809,579	1,024,766
Ser. 16-H24, IO, 2.142%, 9/20/66(WAC)	15,632,863	1,450,839
Ser. 17-H14, Class LI, IO, 2.109%, 6/20/67(WAC)	9,287,693	796,373
Ser. 16-H06, Class HI, IO, 2.075%, 2/20/66(WAC)	15,609,768	970,194
Ser. 15-H24, Class HI, IO, 2.057%, 9/20/65(WAC)	16,401,487	626,340
Ser. 15-H25, Class BI, IO, 1.964%, 10/20/65(WAC)	12,307,386	920,592
Ser. 15-H22, Class AI, IO, 1.961%, 9/20/65(WAC)	29,466,334	2,201,135
Ser. 15-H13, Class AI, IO, 1.929%, 6/20/65(WAC)	20,116,361	1,315,570
Ser. 16-H06, Class DI, IO, 1.919%, 7/20/65(WAC)	19,472,171	1,071,768
Ser. 15-H23, Class TI, IO, 1.905%, 9/20/65(WAC)	17,645,928	1,416,968
Ser. 17-H23, Class BI, IO, 1.876%, 11/20/67(WAC)	11,361,481	924,825
Ser. 17-H10, Class MI, IO, 1.85%, 4/20/67(WAC)	16,007,319	1,021,267
Ser. 15-H23, Class DI, IO, 1.849%, 9/20/65(WAC)	5,427,960	395,155
Ser. 17-H09, IO, 1.822%, 4/20/67(WAC)	13,648,296	828,370
Ser. 16-H03, Class AI, IO, 1.758%, 1/20/66(WAC)	16,205,282	1,010,010
Ser. 15-H10, Class HI, IO, 1.752%, 4/20/65(WAC)	22,066,237	1,482,851
Ser. 14-H25, Class BI, IO, 1.681%, 12/20/64(WAC)	16,555,025	949,994
Ser. 14-H21, Class AI, IO, 1.667%, 10/20/64(WAC)	19,907,269	1,268,850
Ser. 17-H16, Class HI, IO, 1.663%, 8/20/67(WAC)	11,045,687	705,256
Ser. 16-H06, Class AI, IO, 1.631%, 2/20/66(WAC)	10,975,232	709,143
Ser. 15-H04, Class AI, IO, 1.607%, 12/20/64(WAC)	19,344,214	1,095,792
Ser. 17-H06, Class EI, IO, 1.586%, 2/20/67(WAC)	10,776,167	572,214
Ser. 14-H18, Class CI, IO, 1.575%, 9/20/64(WAC)	13,241,196	905,883
Ser. 16-H10, Class AI, IO, 1.552%, 4/20/66(WAC)	25,981,106	1,302,095
Ser. 16-H04, Class KI, IO, 1.527%, 2/20/66(WAC)	16,826,217	848,378
Ser. 16-H08, Class GI, IO, 1.421%, 4/20/66(WAC)	12,589,857	570,698
FRB Ser. 11-H07, Class FI, IO, 1.23%, 2/20/61(WAC)	28,308,958	713,386
Ser. 12-H11, Class FI, IO, 1.205%, 2/20/62(WAC)	23,518,607	685,991
Ser. 11-H16, Class FI, IO, 1.03%, 7/20/61(WAC)	19,868,434	600,464
Ser. 10-151, Class KO, PO, zero %, 6/16/37	463,035	419,494
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	366,211	1,392

		270,070,086
Commercial mortgage-backed securities (21.7%)
Banc of America Commercial Mortgage Trust 144A Ser. 16-UB10, Class D, 3.00%, 7/15/49	1,115,000	1,038,053
BANK FRB Ser. 20-BN25, Class C, 3.468%, 1/15/63(WAC)	1,640,000	1,723,252
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	1,685,000	1,510,159
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	1,810,000	1,565,520
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.54%, 1/12/45(WAC)	1,472,000	1,192,320
Benchmark Mortgage Trust 144A Ser. 19-B11, Class D, 3.00%, 5/15/52	1,058,000	977,033
CD Commercial Mortgage Trust FRB Ser. 17-CD4, Class C, 4.35%, 5/10/50(WAC)	1,239,000	1,344,305
CD Commercial Mortgage Trust 144A
Ser. 17-CD4, Class D, 3.30%, 5/10/50	1,099,000	1,021,878
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,686,000	1,401,265
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	888,000	940,687
Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	958,000	992,638
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 5.038%, 9/10/45(WAC)	1,273,000	1,262,985
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 5.138%, 3/10/47(WAC)	951,000	993,597
FRB Ser. 14-CR16, Class C, 5.09%, 4/10/47(WAC)	1,250,000	1,320,020
FRB Ser. 14-UBS3, Class C, 4.897%, 6/10/47(WAC)	956,000	1,024,217
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47(WAC)	1,158,060	1,200,468
FRB Ser. 18-COR3, Class C, 4.712%, 5/10/51(WAC)	1,041,000	1,149,141
Ser. 13-LC6, Class C, 4.242%, 1/10/46(WAC)	1,677,000	1,724,233
FRB Ser. 15-CR26, Class D, 3.625%, 10/10/48(WAC)	1,467,375	1,458,179
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.437%, 8/10/46(WAC)	2,373,000	2,255,420
FRB Ser. 13-CR13, Class D, 5.046%, 11/10/46(WAC)	1,906,000	1,961,290
FRB Ser. 14-CR17, Class D, 5.01%, 5/10/47(WAC)	3,623,000	3,412,407
FRB Ser. 14-UBS3, Class D, 4.927%, 6/10/47(WAC)	1,060,000	1,071,102
FRB Ser. 14-CR19, Class D, 4.865%, 8/10/47(WAC)	2,082,000	2,055,116
FRB Ser. 14-CR14, Class D, 4.762%, 2/10/47(WAC)	1,130,000	1,028,300
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	1,985,849
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	901,505
CSAIL Commercial Mortgage Trust Ser. 19-C15, Class B, 4.476%, 3/15/52	1,540,000	1,739,139
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 5.053%, 11/15/51(WAC)	1,300,000	1,359,796
Ser. 20-C19, Class D, 2.50%, 3/15/53	1,025,000	914,911
Ser. 19-C17, Class D, 2.50%, 9/15/52	2,041,000	1,827,858
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.605%, 8/10/44(WAC)	4,854,000	4,793,374
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.486%, 7/25/29	1,891,323	1,909,512
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.486%, 7/25/29	1,802,448	1,815,429
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.548%, 2/10/46(WAC)	2,209,000	2,012,779
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	1,184,000	1,221,291
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47(WAC)	4,153,000	2,657,920
FRB Ser. 14-GC22, Class C, 4.846%, 6/10/47(WAC)	1,596,000	1,668,351
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.185%, 8/10/43(WAC)	1,263,000	934,620
FRB Ser. 12-GC6, Class C, 5.86%, 1/10/45(WAC)	1,082,000	1,079,804
FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47(WAC)	5,349,000	3,316,380
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	2,269,000	2,132,665
FRB Ser. 13-C12, Class C, 4.235%, 7/15/45(WAC)	1,307,000	1,344,826
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 4.821%, 4/15/47(WAC)	1,671,000	1,437,060
FRB Ser. C14, Class D, 4.723%, 8/15/46(WAC)	4,088,000	2,897,460
FRB Ser. 13-C12, Class E, 4.235%, 7/15/45(WAC)	1,235,000	957,350
FRB Ser. 14-C23, Class D, 4.133%, 9/15/47(WAC)	1,877,000	1,894,650
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	1,858,000	1,802,221
FRB Ser. 17-C7, Class C, 4.302%, 10/15/50(WAC)	1,499,000	1,616,427
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB19, Class AJ, 6.101%, 2/12/49(WAC)	1,153,304	1,313,740
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,635,189	2,275,483
FRB Ser. 12-CBX, Class B, 5.019%, 6/15/45(WAC)	1,360,000	1,381,163
FRB Ser. 13-LC11, Class D, 4.305%, 4/15/46(WAC)	2,891,000	2,336,148
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	738,633
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class D, 5.874%, 11/15/43(WAC)	1,295,000	1,265,867
FRB Ser. 11-C3, Class D, 5.707%, 2/15/46(WAC)	3,045,000	1,846,698
FRB Ser. 11-C3, Class E, 5.707%, 2/15/46(WAC)	1,629,000	586,813
FRB Ser. 11-C5, Class D, 5.611%, 8/15/46(WAC)	1,805,000	1,612,929
FRB Ser. 11-C4, Class C, 5.575%, 7/15/46(WAC)	755,812	759,247
FRB Ser. 13-C16, Class D, 5.189%, 12/15/46(WAC)	2,285,000	2,341,655
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	217,934	217,934
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.921%, 10/15/46(WAC)	1,004,000	829,035
FRB Ser. 13-C12, Class E, 4.921%, 10/15/46(WAC)	3,843,584	2,113,971
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	811,440
FRB Ser. 15-C23, Class D, 4.282%, 7/15/50(WAC)	1,917,000	1,937,469
FRB Ser. 13-C9, Class D, 4.248%, 5/15/46(WAC)	1,234,000	1,122,940
FRB Ser. 13-C10, Class F, 4.217%, 7/15/46(WAC)	2,316,000	741,352
Ser. 14-C19, Class D, 3.25%, 12/15/47	2,098,000	2,082,517
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.60%, 3/15/45(WAC)	1,038,000	1,020,694
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	2,436,000	1,242,360
FRB Ser. 11-C3, Class E, 5.475%, 7/15/49(WAC)	8,047,130	6,587,999
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.842%, 3/25/50	2,630,000	2,738,478
FRB Ser. 19-01, Class M10, 3.342%, 10/15/49	6,245,000	6,332,063
FRB Ser. 19-01, Class M7, 1.792%, 10/15/49	1,149,682	1,144,281
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.754%, 5/10/45(WAC)	4,617,000	4,251,801
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	834,022
Ser. 18-C10, Class D, 3.00%, 5/15/51	1,258,000	1,094,967
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class D, 4.616%, 12/10/45(WAC)	1,801,000	1,141,398
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	2,725,000	2,772,489
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class B, 6.282%, 1/10/45(WAC)	1,745,000	1,761,233
FRB Ser. 11-C1, Class D, 6.282%, 1/10/45(WAC)	3,176,000	2,970,609
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.151%, 1/15/59(WAC)	1,190,000	1,288,246
FRB Ser. 18-C46, Class C, 5.144%, 8/15/51(WAC)	823,000	923,537
FRB Ser. 20-C57, Class C, 4.158%, 8/15/53(WAC)	1,765,000	1,951,638
FRB Ser. 20-C56, Class C, 3.871%, 6/15/53(WAC)	1,217,000	1,291,712
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	1,361,000	1,404,837
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,280,000	2,162,158
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.266%, 6/15/44(WAC)	1,659,568	1,181,817
FRB Ser. 12-C9, Class D, 4.969%, 11/15/45(WAC)	5,183,466	5,018,926
FRB Ser. 12-C9, Class E, 4.969%, 11/15/45(WAC)	2,012,000	1,666,437

		156,941,498
Residential mortgage-backed securities (non-agency) (20.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.282%, 5/25/47	6,361,957	3,412,265
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	779,156
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	6,735,416	6,812,240
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 2.555%, 10/25/35(WAC)	571,915	505,757
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.592%, 1/25/36	319,139	400,070
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/27 (Bermuda)	498,000	518,158
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.442%, 10/25/27 (Bermuda)	3,092,648	3,123,239
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.332%, 6/25/36	8,710,000	8,451,698
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.273%, 2/20/47	2,605,168	2,030,038
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.272%, 6/25/47	5,442,932	5,189,522
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.942%, 1/25/30	765,000	726,392
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.442%, 4/25/28	330,211	373,343
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.892%, 3/25/28	2,718,459	2,945,153
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.242%, 10/25/29	1,235,000	1,345,257
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.092%, 12/25/28	5,116,010	5,384,018
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 4.842%, 12/25/29	250,000	267,746
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/24	143,048	144,512
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.642%, 8/25/29	900,861	931,969
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.542%, 10/25/29	1,703,000	1,778,968
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.342%, 7/25/29	335,286	347,260
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 3.242%, 7/25/30	2,084,000	2,092,585
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.742%, 12/25/29	2,713,093	2,759,857
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.392%, 9/25/30	2,789,052	2,825,562
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.342%, 4/25/49	637,000	738,361
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.092%, 10/25/48	2,108,000	2,503,317
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.842%, 1/25/49	4,520,000	5,157,551
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.592%, 3/25/49	282,000	320,955
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.092%, 8/25/50	2,647,000	3,255,810
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.092%, 7/25/50	916,000	1,108,360
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.242%, 7/25/49	393,000	433,178
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 6.342%, 10/25/49	2,980,000	3,092,451
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.842%, 7/25/50	2,319,000	2,486,939
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.892%, 9/25/47	371,000	371,000
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	1,196,182
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	926,610
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	485,000	508,890
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.342%, 10/25/48	1,347,000	1,404,248
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.792%, 12/25/30	2,018,000	2,087,688
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.742%, 1/25/49	777,631	788,768
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.542%, 3/25/49	292,055	296,071
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.442%, 2/25/49	1,391,374	1,405,121
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.842%, 10/25/28	467,836	552,222
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.842%, 10/25/28	2,825,934	3,479,098
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.342%, 1/25/29	783,212	914,889
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.792%, 4/25/28	458,151	485,359
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.592%, 9/25/29	2,538,000	2,759,535
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.392%, 10/25/28	2,077,648	2,185,204
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.592%, 12/25/30	2,530,000	2,638,640
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.542%, 5/25/30	2,739,000	2,846,152
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.542%, 2/25/30	3,913,000	4,059,738
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.542%, 1/25/29	313,637	327,895
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.242%, 2/25/30	3,742,000	3,862,194
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.192%, 3/25/31	1,273,000	1,310,766
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/30	3,800,000	3,957,375
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 3.842%, 3/25/31	1,687,000	1,731,320
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 3.842%, 10/25/30	1,154,000	1,201,242
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.692%, 1/25/30	7,485,000	7,804,794
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.642%, 7/25/29	2,503,405	2,599,880
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.092%, 10/25/29	4,197,424	4,326,321
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.342%, 7/25/30	316,630	320,814
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.292%, 8/25/30	2,292,555	2,316,616
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 6.842%, 2/25/40	2,355,000	2,354,986
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.442%, 7/25/31	653,000	672,590
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.742%, 2/25/40	1,887,000	1,946,300
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.342%, 1/25/40	347,000	347,725
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.092%, 1/25/40	311,000	308,991
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.542%, 7/25/31	63,409	63,825
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.613%, 5/19/35	1,095,676	527,934
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.412%, 11/25/36	1,804,127	1,714,407
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	1,220,000	1,220,000
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.022%, 11/25/34	653,007	644,467
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.942%, 7/25/28 (Bermuda)	2,980,000	3,030,927
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.442%, 7/25/29 (Bermuda)	695,000	704,500
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.592%, 7/25/29 (Bermuda)	574,000	584,101
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.092%, 4/25/27 (Bermuda)	657,330	660,565
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 3.092%, 1/25/30	430,000	426,403
Starwood Mortgage Residential Trust 144A Ser. 19-1, Class M1, 3.764%, 6/25/49(WAC)	980,000	979,960
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.212%, 8/25/36	415,130	393,910
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	935,532
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.012%, 7/25/45	740,715	716,162
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.322%, 4/25/37	1,096,892	1,072,584

		150,212,188

Total mortgage-backed securities (cost $610,018,325)		$577,223,772

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (69.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.0%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 2.25%, 7/20/26	$4,792	$4,871
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	28,331	32,913
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	202,024	231,209
5.00%, with due dates from 5/20/49 to 3/20/50	617,150	683,366
4.70%, with due dates from 5/20/67 to 8/20/67	536,294	608,509
4.66%, 9/20/65	125,155	136,192
4.642%, 6/20/67	501,799	563,050
4.50%, TBA, 7/1/51	2,000,000	2,131,934
4.50%, with due dates from 2/20/34 to 1/20/50	9,427,590	10,410,011
4.492%, 3/20/67	576,908	651,367
4.328%, 5/20/67	226,151	257,043
4.00%, with due dates from 9/20/44 to 1/20/50	2,990,176	3,266,796
3.50%, with due dates from 8/20/49 to 3/20/50	1,591,369	1,717,529
3.00%, TBA, 7/1/51	44,000,000	45,901,834
3.00%, with due dates from 3/20/43 to 10/20/44	1,450,189	1,553,824
2.00%, TBA, 7/1/51	11,000,000	11,206,529

		79,356,978
U.S. Government Agency Mortgage Obligations (58.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	115,164	131,606
6.00%, 9/1/21	6	6
4.50%, with due dates from 1/1/37 to 6/1/37	92,563	102,459
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 7/1/21 to 8/1/22	3,205	3,228
5.00%, with due dates from 1/1/49 to 8/1/49	255,591	282,386
4.50%, with due dates from 3/1/39 to 5/1/49	608,323	666,894
4.00%, with due dates from 2/1/45 to 6/1/46	614,445	668,532
3.50%, with due dates from 5/1/56 to 6/1/56	6,448,316	7,034,002
3.50%, with due dates from 10/1/44 to 1/1/47	11,677,499	12,634,820
2.50%, 3/1/43	17,728,379	18,449,635
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/51	11,400,000	12,798,065
5.50%, TBA, 7/1/51	52,000,000	58,021,839
4.50%, TBA, 7/1/51	95,000,000	102,206,548
4.50%, TBA, 6/1/51	1,000,000	1,074,413
3.00%, TBA, 7/1/51	126,000,000	131,355,025
2.50%, TBA, 7/1/51	39,000,000	40,337,575
2.00%, TBA, 7/1/51	35,000,000	35,364,189

		421,131,222

Total U.S. government and agency mortgage obligations (cost $497,161,166)		$500,488,200

ASSET-BACKED SECURITIES (5.1%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.047%, 7/25/24	$3,503,000	$3,503,000
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	511,000	511,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.992%, 10/25/53	1,639,000	1,639,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.892%, 11/25/53	987,000	987,000
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.427%, 4/23/23	985,000	985,472
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.077%, 8/10/23	1,184,000	1,185,295
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	2,155,000	2,155,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 2/16/22	2,167,000	2,167,270
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 10/8/21	1,980,000	1,980,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.773%, 4/22/22	2,255,000	2,255,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.591%, 3/8/22	2,227,000	2,227,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.423%, 7/15/21	2,117,000	2,117,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.26%, 10/15/21	2,139,000	2,139,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.236%, 1/25/22	2,167,000	2,167,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/25/29(WAC)	2,079,000	2,076,089
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.461%, 12/10/21	2,322,000	2,322,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.891%, 4/25/22	4,213,000	4,213,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	2,100,000	2,100,000

Total asset-backed securities (cost $36,729,985)		$36,729,126

PURCHASED SWAP OPTIONS OUTSTANDING (1.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$73,288,200	$9,627,871
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	73,288,200	1,876,178
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	51,153,500	48,084
Morgan Stanley & Co. International PLC
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	1,046,872
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	571,973

Total purchased swap options outstanding (cost $11,843,746)			$13,170,978

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jul-21/$105.31	$122,000,000	$122,000,000	$122
Government National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Jul-21/106.44	100,000,000	100,000,000	100
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Jul-21/100.73	55,000,000	55,000,000	246,290
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-21/103.28	99,000,000	99,000,000	357,390
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-21/103.41	91,000,000	91,000,000	264,082
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jul-21/104.42	180,000,000	180,000,000	32,220
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Jul-21/105.53	287,000,000	287,000,000	287
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Jul-21/106.97	119,000,000	119,000,000	119

Total purchased options outstanding (cost $3,046,563)				$900,610

SHORT-TERM INVESTMENTS (19.3%)(a)
		Principal amount/ shares	Value
Putnam Government Money Market Fund Class P 0.01%(AFF)	Shares	10,000	$10,000
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	26,209,389	26,209,389
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	2,174,000	2,174,000
U.S. Treasury Bills 0.010%, 7/6/21(SEG)(SEGSF)		$6,300,000	6,299,968
U.S. Treasury Bills 0.032%, 10/14/21(SEGSF)(SEGCCS)		19,600,000	19,597,285
U.S. Treasury Bills 0.032%, 10/14/21(i)		140,000	139,972
U.S. Treasury Bills 0.017%, 8/24/21(SEGSF)		800,000	799,946
U.S. Treasury Bills 0.023%, 7/20/21(SEG)(SEGSF)(SEGCCS)		12,900,000	12,899,660
U.S. Treasury Bills 0.046%, 7/13/21(SEG)(SEGSF)(SEGCCS)		10,100,000	10,099,857
U.S. Treasury Bills 0.019%, 9/2/21(SEGSF)		601,000	600,945
U.S. Treasury Bills 0.016%, 7/27/21(SEG)(SEGSF)(SEGCCS)(SEGTBA)		9,400,000	9,399,686
U.S. Treasury Cash Management Bills 0.051%, 10/19/21(SEGSF)		200,000	199,966
U.S. Treasury Cash Management Bills 0.025%, 10/5/21(SEGSF)(SEGCCS)		6,000,000	5,999,280
U.S. Treasury Cash Management Bills 0.020%, 9/28/21(SEGSF)(SEGCCS)(SEGTBA)		20,200,000	20,198,002
U.S. Treasury Cash Management Bills 0.011%, 9/21/21(SEGSF)(SEGCCS)		14,600,000	14,598,404
U.S. Treasury Cash Management Bills 0.016%, 9/7/21(SEGSF)(SEGTBA)		9,700,000	9,699,121
U.S. Treasury Cash Management Bills 0.008%, 9/14/21(SEGSF)		200,000	199,981

Total short-term investments (cost $139,130,003)			$139,125,462
TOTAL INVESTMENTS

Total investments (cost $1,297,929,788)			$1,267,638,148

FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	5,574	$1,228,065,419	$1,228,065,419	Sep-21	$2,118,909
U.S. Treasury Note 5 yr (Short)	557	68,750,336	68,750,336	Sep-21	207,637
U.S. Treasury Note Ultra 10 yr (Short)	219	32,237,484	32,237,484	Sep-21	(474,899)

Unrealized appreciation					2,326,546

Unrealized (depreciation)					(474,899)

Total					$1,851,647

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/21 (premiums $36,128,616) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
1.8775/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.8775	$46,248,000	$80,009
1.897/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.897	67,398,300	110,533
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	51,153,500	299,248
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	1,113,483
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	11,238,630
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	776,018
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	1,020,563
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	446,578
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	4,024,966
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	85,587
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	123,766
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	285,287
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	517,383
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	553,029
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	4,847,030
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	384,924
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	414,488
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	425,280
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	617,937
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	1,437,048
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	2,010,796
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	2,060,366
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	5,720,942
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	794,600	39,158
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,589,200	347,494
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	902,209
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	945,968

Total			$40,828,720

WRITTEN OPTIONS OUTSTANDING at 6/30/21 (premiums $3,046,563) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-21/$105.31	$122,000,000	$122,000,000	$320,372
Government National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Jul-21/106.44	100,000,000	100,000,000	845,800
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Jul-21/100.73	55,000,000	55,000,000	69,355
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-21/103.41	91,000,000	91,000,000	406,315
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-21/103.28	99,000,000	99,000,000	388,080
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jul-21/104.42	180,000,000	180,000,000	313,380
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-21/105.53	287,000,000	287,000,000	762,559
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Jul-21/106.97	119,000,000	119,000,000	567,035

Total				$3,672,896

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$97,081,400	$(895,576)	$2,078,513
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	671,819
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	57,860,800	(2,794,677)	589,602
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	20,251,300	(996,075)	332,324
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	6,650,000	(157,605)	291,071
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	116,294,800	(139,554)	81,406
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	73,479
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(219,604)	15,336
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	(8,383)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	6,650,000	(157,605)	(155,876)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	23,259,000	(302,367)	(162,580)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(732,647)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(878,587)
(1.5275)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.5275	250,000,000	(3,381,250)	(977,500)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(4,563,808)	(3,189,006)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	11,629,500	325,626	131,297
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	55,232
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	232,589,600	75,592	(34,888)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	28,930,400	451,314	(132,501)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	(164,710)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	115,721,600	1,588,279	(217,557)
(1.5275)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.5275	250,000,000	3,375,000	(450,000)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	282,390
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	(197,999)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	292,873
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	137,402
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	105,949
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	82,943
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504	45,078,000	(620,949)	45,529
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	29,287
1.026/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-21/1.026	82,875,100	(70,444)	166
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	(17,990)
0.98/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98	91,009,800	(313,984)	(21,842)
(0.98)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98	91,009,800	(313,984)	(37,314)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	(53,110)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	(58,714)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504	45,078,000	(620,949)	(74,829)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	(79,158)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	(91,777)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	(106,486)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(387,887)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	458,710
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	50,506
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	71,961,800	545,470	46,775
(1.321)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.321	9,456,500	68,210	(1,069)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	71,961,800	545,470	(26,626)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(84,946)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	(105,757)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	262,564
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	9,142
1.473/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473	20,958,600	(198,478)	7,755
(1.473)/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473	20,958,600	(198,478)	(40,660)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	(75,820)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(322,561)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	2,559,988
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	323,690
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	225,361
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	78,168
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	43,593
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	43,471
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	8,459
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	(9,254)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(99,980)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(333,443)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(367,462)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(3,057,644)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	221,800
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	(262,934)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	258,576
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	49,769
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(21,778)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(455,015)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	14,355,800	(493,481)	134,945
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	46,591
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	21,706
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	(5,570)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	(29,557)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	14,355,800	(493,481)	(167,963)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	7,332,800	199,819	100,753
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	62,551
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	(42,783)
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	7,332,800	199,819	(48,690)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	171,284
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	145,884
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	113,663
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	112,404
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(486,789)	84,829
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	21,046
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	(75,225)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	(82,702)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	(106,002)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(124,132)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	(125,094)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(1,297,720)	(250,227)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	37,711,500	1,120,253	1,076,286
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	106,862
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	(154,909)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	37,711,500	301,470	(286,230)
Wells Fargo Bank, N.A.
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	203,674
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	160,183
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	120,445
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	82,807
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	(43,801)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	(85,100)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	(86,422)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	(112,550)

Unrealized appreciation				12,710,858

Unrealized (depreciation)				(15,323,247)

Total				$(2,612,389)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21 (proceeds receivable $188,461,914) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/51	$3,000,000	7/21/21	$3,151,031
Uniform Mortgage-Backed Securities, 4.50%, 6/1/51	1,000,000	6/14/21	1,074,413
Uniform Mortgage-Backed Securities, 3.00%, 7/1/51	116,000,000	7/14/21	120,930,023
Uniform Mortgage-Backed Securities, 2.50%, 7/1/51	28,000,000	7/14/21	28,960,310
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	34,000,000	7/14/21	34,353,784

Total			$188,469,561

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$67,069,200	$8,472,852		$(2,022,112)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$7,053,646
		21,340,200	1,093,472		(4,319)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	1,130,490
		4,426,300	177,406	(E)	(99)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	177,308
		12,365,300	884,119		(175)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(901,220)
		23,311,500	1,687,986		—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,710,822)
		9,825,500	1,394,337	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,394,337)
		12,694,400	291,336	(E)	(143)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	291,194
		1,061,700	123,975	(E)	(36)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(124,011)
		158,900	16,257	(E)	(5)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,262)
		899,900	52,167		(13)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(59,947)
		8,769,700	185,567	(E)	(299)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(185,866)
		6,091,800	306,905	(E)	(208)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	306,697
		145,648,900	496,663		(408,169)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	435,895
		151,474,800	633,165		(404,105)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	616,031
		667,800	18,578	(E)	(23)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,601)
		328,500	4,944	(E)	(11)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	4,933
		3,151,800	410,459	(E)	(107)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	410,351
		136,771,900	140,875		(516)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(421,898)
		295,806,700	366,800		(1,115)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(608,236)
		22,534,300	2,635,161	(E)	(768)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(2,635,929)
		1,903,200	207,068	(E)	(65)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	207,003
		3,106,600	700,072	(E)	(106)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	699,966
		2,220,500	583,903	(E)	(76)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	583,827
		7,587,200	383,305	(E)	(107)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(383,413)
		67,069,200	8,393,710		(8,943,829)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	119,292
		1,724,300	71,024	(E)	(21)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(71,045)
		861,700	76,045	(E)	(13)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(76,058)
		5,098,200	381,498	(E)	(72)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	381,426
		615,400	46,278	(E)	(12)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(46,290)
		43,489,400	854,132		(352)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(811,464)
		20,072,100	1,260,528		(266)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(1,208,985)
		14,381,900	298,856		(136)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	285,276
		30,944,400	666,852		(250)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(641,205)
		4,434,100	687,862	(E)	348,839	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(339,023)
		39,558,600	827,962		(373)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	814,380
		72,213,500	19,498		(272)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	60,748
		41,816,700	757,719		(338)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	737,439
		76,583,000	1,523,236		(1,152,966)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	361,944
		102,186,000	5,780,662		(1,189,564)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,485,427
		4,120,000	593,568		746,254	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	155,032
		7,090,300	296,020		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(292,233)
		5,814,000	274,770		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	271,900
		41,816,700	691,648		(338)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	675,385
		2,009,400	220,491		(69)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	219,501
		37,631,800	109,509		(237)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	104,160
		40,857,400	2,493,936		(780)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(2,465,469)
		42,755,600	825,611		(346)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(820,434)
		3,338,900	134,524		(47)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(133,847)
		576,000	34,975		(20)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(31,083)
		576,000	29,831		(20)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(25,837)
		40,240,500	575,439		(326)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	486,227
		7,796,600	182,207		(110)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	165,985
		7,545,100	193,985	(E)	(107)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	193,878
		20,958,600	98,505		62,598	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	217,686
		9,600,000	287,904		(127)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	246,774
		35,807,400	207,683	(E)	(199)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	207,483
		44,762,000	715,297		(594)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	(509,018)
		41,917,200	589,356		(95,701)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	418,616
		8,467,300	119,220		(69)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	101,765
		6,924,700	123,744		(92)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	93,529
		84,225,000	224,881		(1,117)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	186,507
		41,119,000	155,841		(545)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,444)
		31,847,000	54,140		(422)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(209,669)
		60,410,000	624,035		(801)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(921,734)
		20,958,600	225,305		(278)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(318,585)
		4,860,300	187,267	(E)	(73)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(187,341)
		11,442,500	13,044		(39,569)	4/28/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	(11,245)
		41,917,200	246,473		(396)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(322,869)
		11,554,700	345,023		(153)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	382,627
		4,333,000	386,417		(148)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(404,318)
		20,958,600	562,319		(278)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(624,270)
		22,664,600	368,753		(301)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	418,215
		20,958,600	303,271		(278)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	339,203
		84,521,000	1,025,240		(1,121)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,191,877)
		34,800,000	508,776		(461)	5/12/31	3 month USD-LIBOR-BBA — Quarterly	1.574% — Semiannually	575,142
		20,958,600	443,274		(278)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	477,718
		13,660,100	246,838		(181)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(265,977)
		45,329,200	186,303		(428)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	(162,151)
		156,372,000	279,906	(E)	296,365	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	16,459
		18,174,000	62,700	(E)	71,571	9/15/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	8,871
		112,016,000	1,946,838	(E)	(1,712,605)	9/15/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	234,233
		13,106,000	723,451	(E)	683,988	9/15/51	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,463)
		10,174,600	159,232	(E)	(144)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(159,377)
		14,827,600	259,631	(E)	(210)	9/7/31	1.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(259,841)
		20,958,600	266,803		(278)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	279,100
		1,755,500	67,552	(E)	(60)	6/11/51	2.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(67,612)
		1,301,000	2,264		(5)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(2,198)
		17,637,200	68,609		(234)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	79,585
		97,456,000	342,071		(1,292)	6/11/31	3 month USD-LIBOR-BBA — Quarterly	1.46049% — Semiannually	413,098
		20,958,600	48,624		(278)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	54,457
		23,484,100	97,694		(311)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	99,110
		16,194,600	15,547		(153)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,332
		3,367,400	10,574		(45)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	10,529
		41,409,500	10,352		(391)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,743)
		14,419,500	34,895	(E)	(191)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	34,704
		16,957,200	41,036	(E)	(225)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	40,812

	Total				$(13,783,858)				$5,254,649
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$100,027	$99,934	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$1,160
49,290	49,244	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	572
Barclays Bank PLC
10,596,688	10,566,247	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(10,283)
2,094,450	2,088,433	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(2,032)
993,386	990,532	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(964)
24,506,316	24,419,200	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(31,467)
6,085,415	6,063,782	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(7,814)
2,287,714	2,278,221	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4,237)
2,233,799	2,228,181	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(289)
37,030,672	36,880,807	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	48,343
80,628	80,783	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,071
169,390	169,390	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,117
59,621	59,565	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	692
59,559	59,503	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	691
22,669	22,648	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	263
6,519	6,513	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	76
307,648	301,853	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,358
134,487	129,377	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,472)
277,673	267,789	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,556)
16,309	15,728	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(385)
490,051	472,607	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	11,571
Citibank, N.A.
336,407	335,211	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(432)
36,580	36,450	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(47)
Credit Suisse International
276,423	275,441	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(355)
8,186	8,202	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	109
2,239	2,243	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	30
531,217	529,777	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,024
564,437	526,844	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(30,253)
150,674	150,266	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,425
101,553	101,553	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,269
68,760	64,181	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,685)
297,684	297,407	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,453)
307,927	302,127	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,359
Goldman Sachs International
1,411,602	1,406,584	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,813)
129,792	129,267	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	170
204,936	204,106	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	268
346,090	344,689	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	453
455,452	453,609	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	596
546,547	544,335	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	715
959,958	956,073	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,256
2,555,306	2,544,965	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3,344
3,500,625	3,486,457	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	4,581
418,561	420,411	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(6,521)
59,043	59,156	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(784)
420,347	420,347	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,252
420,347	420,347	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,252
387,119	387,119	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,837
309,370	309,370	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,866
159,824	159,824	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,997
41,994	39,197	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,251)
331,353	325,111	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,463
911,665	877,023	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(23,532)
650,365	625,653	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(16,788)
365,377	351,494	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(9,431)
20,198	19,431	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(521)
454,784	438,595	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(10,738)
435,947	420,429	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(10,293)
391,668	377,726	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(9,248)
336,303	324,332	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,941)
300,042	289,362	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,084)
222,026	214,122	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,242)
118,708	114,482	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,803)
JPMorgan Chase Bank N.A.
331,353	325,111	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,463
JPMorgan Securities LLC
19,681	19,719	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(261)
342,241	341,314	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,237
1,866,397	1,866,397	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(23,321)

Upfront premium received		—	Unrealized appreciation			115,880

Upfront premium (paid)		—	Unrealized (depreciation)			(244,296)

	Total	$—			Total	$(128,416)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$27,309,000	$329,893	$(459)	4/1/31	2.686% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$329,433
	55,338,000	30,989	(559)	4/15/26	2.79% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(31,548)

Total			$(1,018)				$297,885

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	BBB+/P	$(3,558)	$2,445,000	$137,165	1/17/47	200 bp — Monthly	$(139,907)
	CMBX NA BB.11 Index	BB-/P	42,375	75,000	6,683	11/18/54	500 bp — Monthly	35,755
	CMBX NA BB.13 Index	BB-/P	75,581	756,000	63,504	12/16/72	500 bp — Monthly	12,707
	CMBX NA BB.13 Index	BB-/P	78,819	865,000	72,660	12/16/72	500 bp — Monthly	6,879
	CMBX NA BB.13 Index	BB-/P	82,147	901,000	75,684	12/16/72	500 bp — Monthly	7,214
	CMBX NA BB.13 Index	BB-/P	129,386	1,371,000	115,164	12/16/72	500 bp — Monthly	15,365
	CMBX NA BB.9 Index	B+/P	1,102,022	1,964,000	434,437	9/17/58	500 bp — Monthly	669,222
	CMBX NA BBB-.13 Index	BBB-/P	22,211	236,000	8,472	12/16/72	300 bp — Monthly	13,856
	CMBX NA BBB-.13 Index	BBB-/P	32,798	374,000	13,427	12/16/72	300 bp — Monthly	19,559
	CMBX NA BBB-.14 Index	BBB-/P	26,088	850,000	14,535	12/16/72	300 bp — Monthly	11,978
	CMBX NA BBB-.6 Index	BB-/P	115,395	471,000	124,580	5/11/63	300 bp — Monthly	(8,949)
	CMBX NA BBB-.10 Index	BBB-/P	96,874	888,000	78,499	11/17/59	300 bp — Monthly	18,819
	CMBX NA BBB-.11 Index	BBB-/P	59,693	953,000	32,974	11/18/54	300 bp — Monthly	27,196
	CMBX NA BBB-.12 Index	BBB-/P	83,270	1,413,000	51,292	8/17/61	300 bp — Monthly	32,684
	CMBX NA BBB-.13 Index	BBB-/P	20,376	401,000	14,396	12/16/72	300 bp — Monthly	6,181
	CMBX NA BBB-.14 Index	BBB-/P	26,715	586,000	10,021	12/16/72	300 bp — Monthly	16,988
	CMBX NA BBB-.14 Index	BBB-/P	34,253	685,000	11,714	12/16/72	300 bp — Monthly	22,882
	CMBX NA BBB-.6 Index	BB-/P	9,913	124,000	32,798	5/11/63	300 bp — Monthly	(22,823)
	CMBX NA BBB-.6 Index	BB-/P	61,388	933,000	246,779	5/11/63	300 bp — Monthly	(184,924)
	CMBX NA BBB-.6 Index	BB-/P	71,943	1,091,000	288,570	5/11/63	300 bp — Monthly	(216,081)
	CMBX NA BBB-.6 Index	BB-/P	113,078	1,661,000	439,335	5/11/63	300 bp — Monthly	(325,426)
	CMBX NA BBB-.6 Index	BB-/P	2,108,155	33,106,000	8,756,537	5/11/63	300 bp — Monthly	(6,631,829)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	36,784	275,000	95,370	1/17/47	500 bp — Monthly	(58,357)
	CMBX NA BBB-.6 Index	BB-/P	4,092,440	43,554,000	11,520,033	5/11/63	300 bp — Monthly	(7,405,816)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BB-/P	935,424	8,774,000	2,320,723	5/11/63	300 bp — Monthly	(1,380,912)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	32,783	376,000	31,847	5/11/63	200 bp — Monthly	1,061
	CMBX NA A.7 Index	BBB+/P	(2,866)	1,966,000	110,293	1/17/47	200 bp — Monthly	(112,504)
	CMBX NA BB.13 Index	BB-/P	57,602	599,000	50,316	12/16/72	500 bp — Monthly	7,785
	CMBX NA BBB-.13 Index	BBB-/P	45,534	266,000	9,549	12/16/72	300 bp — Monthly	36,117
	CMBX NA BBB-.13 Index	BBB-/P	49,429	292,000	10,483	12/16/72	300 bp — Monthly	39,092
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	35	11/18/54	300 bp — Monthly	29
	CMBX NA BBB-.13 Index	BBB-/P	63,353	1,008,000	36,187	12/16/72	300 bp — Monthly	27,670
	CMBX NA BBB-.13 Index	BBB-/P	96,672	1,504,000	53,994	12/16/72	300 bp — Monthly	43,430
	CMBX NA BBB-.14 Index	BBB-/P	10,044	226,000	3,865	12/16/72	300 bp — Monthly	6,292
	CMBX NA BBB-.14 Index	BBB-/P	18,662	415,000	7,097	12/16/72	300 bp — Monthly	11,773
	CMBX NA BBB-.14 Index	BBB-/P	20,808	453,000	7,746	12/16/72	300 bp — Monthly	13,288
	CMBX NA BBB-.6 Index	BB-/P	6,561	89,000	23,541	5/11/63	300 bp — Monthly	(16,935)
	CMBX NA BBB-.6 Index	BB-/P	6,521	89,000	23,541	5/11/63	300 bp — Monthly	(16,975)
	CMBX NA BBB-.6 Index	BB-/P	8,337	104,000	27,508	5/11/63	300 bp — Monthly	(19,119)
	CMBX NA BBB-.6 Index	BB-/P	11,179	133,000	35,179	5/11/63	300 bp — Monthly	(23,933)
	CMBX NA BBB-.6 Index	BB-/P	10,536	139,000	36,766	5/11/63	300 bp — Monthly	(26,160)
	CMBX NA BBB-.6 Index	BB-/P	11,526	225,000	59,513	5/11/63	300 bp — Monthly	(47,874)
	CMBX NA BBB-.6 Index	BB-/P	22,036	249,000	65,861	5/11/63	300 bp — Monthly	(43,700)
	CMBX NA BBB-.6 Index	BB-/P	29,303	265,000	70,093	5/11/63	300 bp — Monthly	(40,657)
	CMBX NA BBB-.6 Index	BB-/P	20,349	268,000	70,886	5/11/63	300 bp — Monthly	(50,403)
	CMBX NA BBB-.6 Index	BB-/P	71,938	619,000	163,726	5/11/63	300 bp — Monthly	(91,478)
	CMBX NA BBB-.6 Index	BB-/P	89,294	671,000	177,480	5/11/63	300 bp — Monthly	(87,850)
	CMBX NA BBB-.6 Index	BB-/P	65,841	744,000	196,788	5/11/63	300 bp — Monthly	(130,575)
	CMBX NA BBB-.6 Index	BB-/P	42,125	813,000	215,039	5/11/63	300 bp — Monthly	(172,507)
	CMBX NA BBB-.6 Index	BB-/P	42,268	833,000	220,329	5/11/63	300 bp — Monthly	(177,644)
	CMBX NA BBB-.6 Index	BB-/P	416,605	3,605,000	953,523	5/11/63	300 bp — Monthly	(535,115)
	CMBX NA BBB-.6 Index	BB-/P	805,784	7,549,000	1,996,711	5/11/63	300 bp — Monthly	(1,187,152)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	28,886	360,000	87,768	5/11/63	500 bp — Monthly	(58,582)
	CMBX NA BB.7 Index	B/P	158,648	324,000	112,363	1/17/47	500 bp — Monthly	46,555
	CMBX NA BBB-.13 Index	BBB-/P	14,024	77,000	2,764	12/16/72	300 bp — Monthly	11,298
	CMBX NA BBB-.13 Index	BBB-/P	68,849	344,000	12,350	12/16/72	300 bp — Monthly	56,671
	CMBX NA BBB-.13 Index	BBB-/P	60,946	365,000	13,104	12/16/72	300 bp — Monthly	48,025
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	186,736	1,620,264	722,476	5/11/63	500 bp — Monthly	(534,389)
	CMBX NA BB.7 Index	B/P	20,331	168,000	58,262	1/17/47	500 bp — Monthly	(37,791)
	CMBX NA BBB-.6 Index	BB-/P	5,354,470	19,872,000	5,256,144	5/11/63	300 bp — Monthly	108,262
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A-/P	(167,118)	21,776,000	1,844,427	5/11/63	200 bp — Monthly	(2,004,287)
	CMBX NA A.7 Index	BBB+/P	(292)	602,000	33,772	1/17/47	200 bp — Monthly	(33,864)
	CMBX NA A.7 Index	BBB+/P	(4,035)	4,170,000	233,937	1/17/47	200 bp — Monthly	(236,582)
	CMBX NA BB.13 Index	BB-/P	575	6,000	504	12/16/72	500 bp — Monthly	76
	CMBX NA BB.13 Index	BB-/P	14,044	151,000	12,684	12/16/72	500 bp — Monthly	1,486
	CMBX NA BB.13 Index	BB-/P	39,619	412,000	34,608	12/16/72	500 bp — Monthly	5,355
	CMBX NA BB.13 Index	BB-/P	54,996	599,000	50,316	12/16/72	500 bp — Monthly	5,180
	CMBX NA BB.13 Index	BB-/P	80,528	878,000	73,752	12/16/72	500 bp — Monthly	7,508
	CMBX NA BB.13 Index	BB-/P	93,241	988,000	82,992	12/16/72	500 bp — Monthly	11,072
	CMBX NA BB.13 Index	BB-/P	136,679	1,500,000	126,000	12/16/72	500 bp — Monthly	11,929
	CMBX NA BB.13 Index	BB-/P	164,508	1,781,000	149,604	12/16/72	500 bp — Monthly	16,388
	CMBX NA BB.6 Index	B-/P	8,315	44,630	19,901	5/11/63	500 bp — Monthly	(11,549)
	CMBX NA BB.6 Index	B-/P	24,114	111,575	49,751	5/11/63	500 bp — Monthly	(25,544)
	CMBX NA BB.6 Index	B-/P	476,700	1,101,198	491,024	5/11/63	500 bp — Monthly	(13,406)
	CMBX NA BBB-.13 Index	BBB-/P	187	2,000	72	12/16/72	300 bp — Monthly	116
	CMBX NA BBB-.13 Index	BBB-/P	2,156	29,000	1,041	12/16/72	300 bp — Monthly	1,130
	CMBX NA BBB-.13 Index	BBB-/P	16,452	81,000	2,908	12/16/72	300 bp — Monthly	13,585
	CMBX NA BBB-.14 Index	BBB-/P	8,005	284,000	4,856	12/16/72	300 bp — Monthly	3,290
	CMBX NA BBB-.12 Index	BBB-/P	34,298	582,000	21,127	8/17/61	300 bp — Monthly	13,462
	CMBX NA BBB-.6 Index	BB-/P	11,527	138,000	36,501	5/11/63	300 bp — Monthly	(24,905)
	CMBX NA BBB-.6 Index	BB-/P	13,063	178,000	47,081	5/11/63	300 bp — Monthly	(33,929)
	CMBX NA BBB-.6 Index	BB-/P	25,010	312,000	82,524	5/11/63	300 bp — Monthly	(57,358)
	CMBX NA BBB-.6 Index	BB-/P	51,990	694,000	183,563	5/11/63	300 bp — Monthly	(131,226)
	CMBX NA BBB-.6 Index	BB-/P	72,767	744,000	196,788	5/11/63	300 bp — Monthly	(123,649)
	CMBX NA BBB-.6 Index	BB-/P	9,084,222	137,121,000	36,268,505	5/11/63	300 bp — Monthly	(27,115,713)
	CMBX NA BBB-.7 Index	BB/P	55,762	913,000	162,331	1/17/47	300 bp — Monthly	(106,113)
	CMBX NA BBB-.7 Index	BB/P	528,652	7,768,000	1,381,150	1/17/47	300 bp — Monthly	(848,614)

Upfront premium received			28,402,582		Unrealized appreciation			1,465,210

Upfront premium (paid)			(177,869)		Unrealized (depreciation)			(50,553,106)

	Total		$28,224,713				Total	$(49,087,896)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(96,225)	$1,283,000	$108,670	5/11/63	(200 bp) — Monthly	$12,017
	CMBX NA A.7 Index	(59,719)	8,055,000	451,886	1/17/47	(200 bp) — Monthly	389,481
	CMBX NA BB.10 Index	(17,533)	168,000	40,958	11/17/59	(500 bp) — Monthly	23,285
	CMBX NA BB.10 Index	(15,241)	139,000	33,888	11/17/59	(500 bp) — Monthly	18,531
	CMBX NA BB.11 Index	(4,242)	45,000	4,010	11/18/54	(500 bp) — Monthly	(270)
	CMBX NA BB.11 Index	(3,887)	30,000	2,673	11/18/54	(500 bp) — Monthly	(1,239)
	CMBX NA BB.6 Index	(11,333)	76,647	34,177	5/11/63	(500 bp) — Monthly	22,780
	CMBX NA BB.7 Index	(105,844)	2,074,000	719,263	1/17/47	(500 bp) — Monthly	611,691
	CMBX NA BBB-.10 Index	(803,290)	4,672,000	413,005	11/17/59	(300 bp) — Monthly	(392,621)
	CMBX NA BBB-.10 Index	(326,142)	1,405,000	124,202	11/17/59	(300 bp) — Monthly	(202,643)
	CMBX NA BBB-.10 Index	(234,757)	984,000	86,986	11/17/59	(300 bp) — Monthly	(148,263)
	CMBX NA BBB-.10 Index	(143,198)	656,000	57,990	11/17/59	(300 bp) — Monthly	(85,536)
	CMBX NA BBB-.10 Index	(136,239)	626,000	55,338	11/17/59	(300 bp) — Monthly	(81,213)
	CMBX NA BBB-.10 Index	(115,406)	469,000	41,460	11/17/59	(300 bp) — Monthly	(74,180)
	CMBX NA BBB-.12 Index	(206,461)	915,000	33,215	8/17/61	(300 bp) — Monthly	(173,704)
	CMBX NA BBB-.10 Index	(297,626)	999,000	88,312	11/17/59	(300 bp) — Monthly	(209,814)
	CMBX NA BBB-.10 Index	(105,823)	865,000	76,466	11/17/59	(300 bp) — Monthly	(29,790)
	CMBX NA BBB-.10 Index	(62,719)	492,000	43,493	11/17/59	(300 bp) — Monthly	(19,472)
	CMBX NA BBB-.10 Index	(12,748)	100,000	8,840	11/17/59	(300 bp) — Monthly	(3,958)
	CMBX NA BBB-.11 Index	(206,104)	643,000	22,248	11/18/54	(300 bp) — Monthly	(184,178)
	CMBX NA BBB-.11 Index	(112,844)	344,000	11,902	11/18/54	(300 bp) — Monthly	(101,114)
	CMBX NA BBB-.11 Index	(48,685)	149,000	5,155	11/18/54	(300 bp) — Monthly	(43,604)
	CMBX NA BBB-.11 Index	(21,489)	146,000	5,052	11/18/54	(300 bp) — Monthly	(16,510)
	CMBX NA BBB-.11 Index	(6,770)	46,000	1,592	11/18/54	(300 bp) — Monthly	(5,202)
	CMBX NA BBB-.12 Index	(540,439)	1,618,000	58,733	8/17/61	(300 bp) — Monthly	(482,515)
	CMBX NA BBB-.12 Index	(529,327)	1,502,000	54,523	8/17/61	(300 bp) — Monthly	(475,556)
	CMBX NA BBB-.12 Index	(53,286)	888,000	32,234	8/17/61	(300 bp) — Monthly	(21,495)
	CMBX NA BBB-.12 Index	(187,353)	539,000	19,566	8/17/61	(300 bp) — Monthly	(168,057)
	CMBX NA BBB-.12 Index	(92,798)	264,000	9,583	8/17/61	(300 bp) — Monthly	(83,347)
	CMBX NA BBB-.13 Index	(103,892)	1,371,000	49,219	12/16/72	(300 bp) — Monthly	(55,358)
	CMBX NA BBB-.7 Index	(1,054)	209,000	37,160	1/17/47	(300 bp) — Monthly	36,001
	CMBX NA BBB-.7 Index	(28,656)	131,000	23,292	1/17/47	(300 bp) — Monthly	(5,430)
	CMBX NA BBB-.8 Index	(338,892)	2,144,000	296,730	10/17/57	(300 bp) — Monthly	(43,235)
	CMBX NA BBB-.8 Index	(340,232)	2,144,000	296,730	10/17/57	(300 bp) — Monthly	(44,575)
	CMBX NA BBB-.8 Index	(220,781)	1,413,000	195,559	10/17/57	(300 bp) — Monthly	(25,929)
	CMBX NA BBB-.8 Index	(149,147)	953,000	131,895	10/17/57	(300 bp) — Monthly	(17,729)
	CMBX NA BBB-.9 Index	(251,259)	1,062,000	82,624	9/17/58	(300 bp) — Monthly	(169,167)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	85,086	11/17/59	(500 bp) — Monthly	38,230
	CMBX NA BB.10 Index	(41,383)	348,000	84,842	11/17/59	(500 bp) — Monthly	43,169
	CMBX NA BB.10 Index	(22,747)	183,000	44,615	11/17/59	(500 bp) — Monthly	21,716
	CMBX NA BB.9 Index	(522,587)	5,213,000	1,153,116	9/17/58	(500 bp) — Monthly	626,184
	Goldman Sachs International
	CMBX NA A .6 Index	(99,971)	1,509,000	127,812	5/11/63	(200 bp) — Monthly	27,338
	CMBX NA BB.9 Index	(608,603)	3,823,000	845,648	9/17/58	(500 bp) — Monthly	233,858
	CMBX NA BB.9 Index	(442,738)	2,779,000	614,715	9/17/58	(500 bp) — Monthly	169,661
	CMBX NA BB.9 Index	(445,272)	2,779,000	614,715	9/17/58	(500 bp) — Monthly	167,127
	CMBX NA BB.9 Index	(312,340)	1,977,000	437,312	9/17/58	(500 bp) — Monthly	123,325
	CMBX NA BB.9 Index	(171,550)	1,074,000	237,569	9/17/58	(500 bp) — Monthly	65,124
	CMBX NA BBB-.10 Index	(60,367)	276,000	24,398	11/17/59	(300 bp) — Monthly	(36,107)
	CMBX NA BBB-.13 Index	(37,813)	499,000	17,914	12/16/72	(300 bp) — Monthly	(20,149)
	CMBX NA BBB-.6 Index	(831,398)	3,051,000	806,990	5/11/63	(300 bp) — Monthly	(25,934)
	CMBX NA BBB-.8 Index	(24,306)	155,000	21,452	10/17/57	(300 bp) — Monthly	(2,932)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	209,567	93,446	5/11/63	(500 bp) — Monthly	(17,925)
	CMBX NA BB.8 Index	(311,253)	606,203	217,688	10/17/57	(500 bp) — Monthly	(94,070)
	CMBX NA BBB-.10 Index	(49,641)	301,000	26,608	11/17/59	(300 bp) — Monthly	(23,183)
	CMBX NA BBB-.10 Index	(161,420)	573,000	50,653	11/17/59	(300 bp) — Monthly	(111,053)
	CMBX NA BBB-.10 Index	(97,421)	327,000	28,907	11/17/59	(300 bp) — Monthly	(68,678)
	CMBX NA BBB-.12 Index	(108,499)	327,000	11,870	8/17/61	(300 bp) — Monthly	(96,793)
	CMBX NA BBB-.12 Index	(5,079)	130,000	4,719	8/17/61	(300 bp) — Monthly	(425)
	CMBX NA BBB-.12 Index	(15,715)	45,000	1,634	8/17/61	(300 bp) — Monthly	(14,104)
	CMBX NA BBB-.7 Index	(1,593,335)	6,787,000	1,206,729	1/17/47	(300 bp) — Monthly	(390,000)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,118)	336,000	81,917	11/17/59	(500 bp) — Monthly	62,519
	CMBX NA BB.9 Index	(193,305)	4,962,000	1,097,594	9/17/58	(500 bp) — Monthly	900,155
	CMBX NA BBB-.10 Index	(163,586)	755,000	66,742	11/17/59	(300 bp) — Monthly	(97,222)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(17,619)	168,000	40,958	11/17/59	(500 bp) — Monthly	23,199
	CMBX NA BB.8 Index	(180,447)	352,332	126,522	10/17/57	(500 bp) — Monthly	(54,218)
	CMBX NA BB.9 Index	(432,245)	3,182,000	703,858	9/17/58	(500 bp) — Monthly	268,962
	CMBX NA BB.9 Index	(421,822)	3,169,000	700,983	9/17/58	(500 bp) — Monthly	276,520
	CMBX NA BB.9 Index	(408,392)	2,987,000	660,724	9/17/58	(500 bp) — Monthly	249,844
	CMBX NA BB.9 Index	(410,422)	2,729,000	603,655	9/17/58	(500 bp) — Monthly	190,958
	CMBX NA BB.9 Index	(357,594)	2,370,000	524,244	9/17/58	(500 bp) — Monthly	164,675
	CMBX NA BB.9 Index	(217,055)	1,434,000	317,201	9/17/58	(500 bp) — Monthly	98,951
	CMBX NA BB.9 Index	(163,368)	1,134,000	250,841	9/17/58	(500 bp) — Monthly	86,528
	CMBX NA BB.9 Index	(122,480)	787,000	174,084	9/17/58	(500 bp) — Monthly	50,948
	CMBX NA BBB-.8 Index	(252,950)	1,626,000	225,038	10/17/57	(300 bp) — Monthly	(28,724)
	CMBX NA BBB-.8 Index	(128,902)	822,000	113,765	10/17/57	(300 bp) — Monthly	(15,549)
	CMBX NA BBB-.10 Index	(168,160)	711,000	62,852	11/17/59	(300 bp) — Monthly	(105,663)
	CMBX NA BBB-.10 Index	(151,882)	623,000	55,073	11/17/59	(300 bp) — Monthly	(97,121)
	CMBX NA BBB-.10 Index	(103,001)	611,000	54,012	11/17/59	(300 bp) — Monthly	(49,294)
	CMBX NA BBB-.10 Index	(79,899)	348,000	30,763	11/17/59	(300 bp) — Monthly	(49,310)
	CMBX NA BBB-.10 Index	(70,508)	323,000	28,553	11/17/59	(300 bp) — Monthly	(42,116)
	CMBX NA BBB-.10 Index	(49,002)	226,000	19,978	11/17/59	(300 bp) — Monthly	(29,137)
	CMBX NA BBB-.10 Index	(43,032)	199,000	17,592	11/17/59	(300 bp) — Monthly	(25,540)
	CMBX NA BBB-.12 Index	(64,898)	311,000	11,289	8/17/61	(300 bp) — Monthly	(53,764)
	CMBX NA BBB-.12 Index	(68,165)	300,000	10,890	8/17/61	(300 bp) — Monthly	(57,425)
	CMBX NA BBB-.12 Index	(50,930)	246,000	8,930	8/17/61	(300 bp) — Monthly	(42,123)
	CMBX NA BBB-.10 Index	(196,183)	1,590,000	140,556	11/17/59	(300 bp) — Monthly	(56,422)
	CMBX NA BBB-.10 Index	(109,578)	864,000	76,378	11/17/59	(300 bp) — Monthly	(33,632)
	CMBX NA BBB-.10 Index	(23,716)	187,000	16,531	11/17/59	(300 bp) — Monthly	(7,279)
	CMBX NA BBB-.11 Index	(94,596)	601,000	20,795	11/18/54	(300 bp) — Monthly	(74,102)
	CMBX NA BBB-.12 Index	(72,026)	233,000	8,458	8/17/61	(300 bp) — Monthly	(63,685)
	CMBX NA BBB-.7 Index	(89,903)	1,416,000	251,765	1/17/47	(300 bp) — Monthly	161,154
	CMBX NA BBB-.8 Index	(93,274)	602,000	83,317	10/17/57	(300 bp) — Monthly	(10,258)
	CMBX NA BBB-.8 Index	(90,938)	582,000	80,549	10/17/57	(300 bp) — Monthly	(10,680)

Upfront premium received		—			Unrealized appreciation		5,163,931

Upfront premium (paid)		(17,221,637)			Unrealized (depreciation)		(5,270,321)

	Total	$(17,221,637)				Total	$(106,390)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $722,038,489.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/21
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$1	$10,000
	Putnam Short Term Investment Fund **	—	154,152,031	127,942,642	5,079	26,209,389

	Total Short-term investments	$10,000	$154,152,031	$127,942,642	$5,080	$26,219,389
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $3,123,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $94,540,255.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $260,987.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $11,676,602.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $580,527,644 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $95,080,103 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $94,540,255 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$26,677,126	$10,052,000
Mortgage-backed securities	—	577,223,772	—
Purchased options outstanding	—	900,610	—
Purchased swap options outstanding	—	13,170,978	—
U.S. government and agency mortgage obligations	—	500,488,200	—
Short-term investments	2,184,000	136,941,462	—

Totals by level	$2,184,000	$1,255,402,148	$10,052,000
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,851,647	$—	$—
Written options outstanding	—	(3,672,896)	—
Written swap options outstanding	—	(40,828,720)	—
Forward premium swap option contracts	—	(2,612,389)	—
TBA sale commitments	—	(188,469,561)	—
Interest rate swap contracts	—	19,038,507	—
Total return swap contracts	—	170,487	—
Credit default contracts	—	(60,197,362)	—

Totals by level	$1,851,647	$(276,571,934)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2020	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of June 30, 2021
Asset-backed securities	$—	$—	$—	$—	$6,549,000	$—	$3,503,000	$—	$10,052,000

Totals	$—	$—	$—	$—	$6,549,000	$—	$3,503,000	$—	$10,052,000

† Transfers during the reporting period did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

# Includes $- related to Level 3 securities still held at period end.

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:

Purchased TBA commitment option contracts (contract amount)	$1,271,900,000
Purchased swap option contracts (contract amount)	$2,282,600,000
Written TBA commitment option contracts (contract amount)	$1,271,900,000
Written swap option contracts (contract amount)	$1,876,400,000
Futures contracts (number of contracts)	6,000
Centrally cleared interest rate swap contracts (notional)	$2,787,300,000
OTC total return swap contracts (notional)	$122,200,000
Centrally cleared total return swap contracts (notional)	$66,300,000
OTC credit default contracts (notional)	$465,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com